Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

MUZINICH LOW DURATION FUND Class A Shares (Ticker: MZLRX)* Supra Institutional Shares (Ticker: MZLSX) * Shares are not available at this time.

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated December 22, 2023 to the Statutory Prospectus dated April 30, 2023
Effective at the close of business on December 15, 2023 (the “Effective Date”), Craig Guttenplan will no longer serve as a portfolio manager of the Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”). Additionally, as of the Effective Date, Eric Schure, CFA, serves as a portfolio manager of the Fund. Tatjana Greil Castro, Joseph Galzerano, Ian Horn and Richard Smith will continue to serve as portfolio managers of the Fund.
1.The section titled “Summary Section - Muzinich Low Duration Fund - Management - Portfolio Managers on page 28 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Tatjana Greil Castro, PhD, M.Sc., Portfolio Manager, Managed the Fund since inception in 2016.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2021.
Ian Horn, CFA, Portfolio Manager, Managed the Fund since 2020.
Richard Smith, CPA, Portfolio Manager, Managed the Fund since 2023.
Eric Schure, CFA, Portfolio Manager, Managed the Fund since 2023.

2. The following information is added to the table in the section titled “Management - Portfolio Managers” beginning on page 48 of the prospectus:

Portfolio Manager/Fund	Bio
Eric Schure, CFA Low Duration Fund	Eric Schure joined Muzinich in 2020. Eric is a Portfolio Manager with an investment grade specialization. Eric originally joined the Firm as a Senior Credit Analyst from TD Asset Management where he spent five years as an Investment Grade Credit Research Analyst and a Client Portfolio Manager. Prior to that, Eric spent four years at Société Générale as a U.S. Credit Analyst. Eric received a BA degree in Resource Economics from the University of Massachusetts and is a CFA Charterholder.

Please retain this Supplement with the Statutory Prospectus.

MUZINICH LOW DURATION FUND Class A Shares (Ticker: MZLRX)* Supra Institutional Shares (Ticker: MZLSX) * Shares are not available at this time.

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated December 22, 2023 to the Statement of Additional Information (“SAI”) dated April 30, 2023
Effective at the close of business on December 15, 2023 (the “Effective Date”), Craig Guttenplan will no longer serve as a portfolio manager of the Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”). Additionally, as of the Effective Date, Eric Schure, CFA, serves as a portfolio manager of the Fund. Tatjana Greil Castro, Joseph Galzerano, Ian Horn and Richard Smith will continue to serve as portfolio managers of the Fund.
1.The following information is updated to the tables in the section titled Management - Information Regarding Portfolio Managers beginning on page 38 of the SAI:

Other Accounts Under Management. The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees with respect to any of these accounts are based on account performance, this information is reflected in separate tables below. Information in the table is shown as of December 31, 2022. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Joseph Galzerano	1	$252 million	20	$15,715 million	8	$1,018 million
Tatjana Greil Castro	0	$0	5	$13,307 million	6	$840 million
Ian Horn	0	$0	4	$12,875 million	4	$341 million
Richard Smith	0	$0	15	$12,858 million	3	$383 million
Eric Schure*	0	$0	0	$0	0	$0
*Eric Schure's information is as of November 30, 2023.

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2022. Asset amounts are approximate and have been rounded.

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Joseph Galzerano	0	$0	1	$2,321 million	0	$0
Tatjana Greil Castro	0	$0	0	$0	0	$0
Ian Horn	0	$0	0	$0	0	$0
Richard Smith	0	$0	0	$0	0	$0
Eric Schure*	0	$0	0	$0	0	$0
*Eric Schure's information is as of November 30, 2023.

2. The following information is updated to the table in the section titled Management - Information Concerning Compensation of Portfolio Managers beginning on page 43 of the SAI:

Portfolio Managers Ownership in the Funds. The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of December 31, 2022:

Amount Invested Key A.None B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.$100,001-$500,000 F.$500,001-$1,000,000 G.Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Anthony DeMeo	A	A	A
Stuart Fuller	A	A	A
Joseph Galzerano	D	A	A
Tatjana Greil Castro	A	A	A
Ian Horn	A	A	A
Warren Hyland	A	A	A
Michael L. McEachern	G	A	A
Brian Nold	E	A	A
Bryan Petermann	A	E	A
Thomas Samson	A	A	A
Richard Smith	A	A	A
Kevin Ziets	A	E	A
Eric Schure	A	A	A
As of November 30, 2023, Mr. Schure did not own any shares in the Funds.

Please retain this Supplement with the SAI.